united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 7/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

Hanlon Managed Income Fund

Class A	HANAX
Class C	HANCX
Class I	HANIX
Class R	HANRX

Hanlon Tactical Dividend and Momentum Fund

Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Annual Report

July 31, 2018

www.HanlonFunds.com

1-844-828-3212

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the summary prospectus carefully before investing in the Funds.

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Chief Investment Officer

When Hanlon first introduced our tactical portfolio management science over 15 years ago, we sought to provide investors with a better fixed income solution, one that attempts to provide steady returns while also protecting against large portfolio drawdowns. For investors nearing or in retirement, the Hanlon Managed Income Fund potentially provides a safety net during bear markets. For investors seeking growth, the fund can also be used to attempt to generate potentially higher returns than the traditional “40” portion of aggregate bond exposure of the classic “60/40” balanced portfolio. The first half of 2018 presented a challenging environment for fixed income investors in search of yield, and while the Managed Income Fund avoided large drawdowns, it also struggled to produce meaningful returns. We took some modest measures in recent months to further diversify the Fund and increase its income-generating ability for shareholders, which we will be expanding on in the second half of 2018. We believe that a more flexible, diversified portfolio that is still tactical in nature will put the Fund in a better position to perform during all markets, not only bear markets where our tactical management has delivered superior returns.

Thank you,

Commentary

Fears over rising interest rates and a flattening yield curve have resulted in negative year-to-date returns for Treasuries, investment-grade corporate bonds, and many other fixed income investments. Headlines have warned investors of the potential for a yield curve inversion (when the 2-yr Treasury Note yields more than the 10-yr Treasury Bond), which typically portends a recession in the 18 to 24 months following an inversion. We believe the Federal Reserve (the “Fed”) will likely proceed with another rate hike in September, having categorized economic conditions as “strong” frequently in its most recent policy minutes. While some observers, including President Trump, have questioned the Fed’s persistence in hiking rates since inflation has only recently reached target levels, for now it seems that the Fed is determined to raise rates up to levels that would give it enough room to lower rates to help combat the next recession, whenever it materializes.

At the start of the semiannual period (February 1 through July 31, 2018), the Hanlon Managed Income Fund was approximately 79% invested in ETFs holding high yield bonds. High yield bond performance has been relatively flat for a year now, but in a challenging fixed income environment where most fixed income asset classes are down year-to-date through July 31, 2018, high yield has been one of the better performers. High yield spreads over Treasuries, the premium required by investors to own riskier debt, have remained somewhat rangebound all year between 3.3% to 3.8%. Many analysts have been calling for a pullback in high yield for well over a year based on the high valuations, which has failed to materialize. Given the underlying economic strength and extremely low default rates that should continue in 2018, we do not believe a significant high yield selloff is imminent. Rather, high yield bonds are expected to continue to deliver modest returns in the near term, with spreads remaining well below historic averages.

Performance Update

As mentioned above, the Hanlon Managed Income Fund was primarily invested indirectly via ETFs in high yield bonds at the start of the semiannual period. During the period, steps were taken to reduce the Fund’s high yield allocation to an approximate 35% target weight. We sought to lower duration risk, diversify the fund away from its overweighting to high yield, and capitalize on some opportunities to tactically allocate to undervalued sectors.

To position the Fund for rising interest rates, a 10% allocation to floating rate bank loans was added via the SPDR Blackstone/GSO Senior Loan ETF (SRLN). Bank loans have performed well over the past year and have contributed positively to Fund performance.

Additionally, the Fund’s supplemental fixed income holdings were scaled up to further diversify the portfolio. The Fund will, at most times, hold up to 3 supplemental fixed income asset classes, determined via a daily relative-strength ranking system. The allocation to these holdings was increased from a total of 20% to 30%. At the end of the period, the Fund held 10% exposure in each of iShares National AMT-Free Municipal Bond ETF (MUB), SPDR Barclay’s Convertible Securities ETF (CWB), and the VanEck Vectors High-Yield Municipal ETF (HYD).

Finally, in late April and early May of 2018, a 5% tactical allocation to each of Real Estate Investment Trusts (REITs) and Energy Distributors (MLPs) was added, via a 2.5% allocation to the iShares US Real Estate ETF (IYR), a 2.5% allocation to the SPDR Dow Jones REIT ETF (RWR) and a 5% allocation to the JPMorgan Alerian MLP ETN (AMJ). These holdings have done well since the allocations were made and helped to boost performance over the last several months.

From February 1 through July 31, 2018, HANIX was down -0.72%, trailing the Barclays US Aggregate Bond Index, which returned -0.18% during the same time frame. Due to the Fund’s conservative risk profile, it is benchmarked against 3-month Treasury Bills, which returned 0.85% during the same period (February 1 through July 31, 2018). As of July 31, 2018, the Fund had the following weightings.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

1169-NLD-8/15/2018

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Chief Investment Officer

We launched the Hanlon Tactical Dividend and Momentum Fund (TDM) with the goal of protecting our investors from large market drawdowns and providing positive, risk-adjusted returns. The Fund has performed well over the past year. On a trailing one-year total-return basis ending July 31, 2018 the TDM Fund ranks in the top 6% of its Morningstar Peer Group, Tactical Allocation Funds, out of 298 investment companies. Year-to-date through July 31, 2018 the fund is in the top 9% of the peer group. Please note that past performance is no guarantee of future results.

The Fund invests in the 10-major equity economic sectors (soon to be 11 with the addition of the Communications Sector) in-line with their S&P 500 market capitalization. This approach attempts to closely track the broader equity market during times when the market is steadily advancing. As always, the tactical element of our portfolio management is a key differentiator. We believe the TDM Fund’s ability to selectively exit underperforming sectors should potentially put us in position to protect our shareholders while maintaining exposure to those sectors demonstrating relative strength.

Thank you,

Commentary

The last six months saw trade war talks dominate the headlines, and concerns over the effect of tariffs on global growth have spooked investors multiple times this year. While we cannot outright dismiss the risks associated with trade war escalation, we maintain the view that the combative rhetoric is a lot of bluster, and ultimately the Trump administration will not risk torpedoing strong economic expansion and the equity markets, and that resolutions will emerge that may allow all parties to save face and walk away claiming victory. After all, Treasury Secretary Steve Mnuchin has called stock market performance the Trump administration’s “report card” and midterm elections are right around the corner, plus the 2020 presidential election grows closer every day.

Despite the trade war headwinds, US corporations could potentially have their best earnings season in recent years. As of July 26, 2018, 265 companies in the S&P 500 had reported earnings with 217, or 82% of those companies that reported, beating estimates. Year-over-year 2018 earnings should increase as the effects of the corporate tax cuts start to kick in. Meanwhile, US domestic economic data continues to demonstrate strength, with the most recent GDP growth reading of 4.1% and the unemployment rate at historic lows. Despite low unemployment, wage growth remains sluggish, suggesting low inflationary pressures on the horizon. With a strong economic backdrop, we believe domestic equity markets will continue to generate positive returns for the remainder of the year, albeit with potentially higher volatility.

Fund Strategy Update

The TDM Fund employs a sector rotation strategy, meaning the Fund attempts to evaluate each S&P 500 Index sector on an individual basis, and will either hold exposure to that sector, on rare occasion a portion of that sector, or hold cash or cash equivalents in its place. Sectors are defined by the Global Industry Classification Standards (GICS), maintained by S&P and MSCI. The amount of weight potentially allocated to a sector is based on its respective market capitalization within the S&P 500 Index. Effective September 21, 2018, GICS will be modified to include a new sector, Communication Services. This new sector will replace the existing Telecommunications Services sector, which has just three components – AT&T, Verizon, and Centurylink. The renamed sector will have an approximate weight in the S&P 500 Index of 10% with several significant companies included, and thus removed from the Information Technology (“Tech”) and Consumer Discretionary sectors. The change will result in the Tech sector shrinking from a 25% weighting to 20%, and Consumer Discretionary declining from 12% to 9%. The Tech sector will also become less growth-heavy. Tech currently stands at 59% Growth, 14% Value, and 26% Blend; those weightings will shift to 48%, 18%, and 33%, respectively. A detailed FAQ explaining the changes and listing the impacted companies is available from State Street, provider of the SPDRs sector ETFs, at https://us.spdrs.com/public/gics-faqs.pdf.

Since the TDM Fund invests according to the GICS sector definitions and sector weights within the S&P 500 Index, we will be incorporating the new Communication Services sector into the Fund’s strategy to coincide with the September 21st date.

Performance Update

From February 1st through July 31st, 2018 the TDM fund (HTDIX) was down -0.81%. The S&P 500 Index was up 0.7% during the same time. The Fund was fully invested in all sectors until early May 2018, when positions in Industrials and Consumer Staples were exited. The move out of Industrials was short-term and negative to performance, as the signal flipped back to a buy quickly and we reentered the sector two-and-a-half weeks later. The Fund remained out of the Consumer Staples sector until early July, and the impact of this trade was also a detractor from Fund performance. The Fund is currently back to fully invested status.

During the annual period ended July 31st, 2018, Technology sector stocks posted the strongest performance, followed by Consumer Discretionary stocks; meanwhile Consumer Staples lagged. During the latter half of the annual period, from February 1st through July 31st, 2018, Financials suffered from concerns over a flattening yield curve. July ended with a selloff in the Technology sector, knocking the Nasdaq Composite off its record highs. After disappointing results from high-flying names like Facebook, Netflix, and Twitter, some investors are taking gains off the table and rotating out of Tech in favor of more defensive sectors. We continue to hold our full Tech weighting but will monitor our signals closely and act accordingly if this turns out to be a true rotation out of Tech, with other sectors taking on a leadership role.

We are pleased with the recent total-return performance of the Fund relative to its Morningstar peer group, US Tactical Allocation Funds which is comprised of 298 investment companies. The TDM fund was in the top 3% of Tactical Allocation funds in the month of July, in the top 9% year-to-date (as of July 31, 2018), and in the top 6% on a trailing one-year basis (as of July 31, 2018). Please note that past performance is no guarantee of future results. As of July 31, 2018 the TDM fund had the following weightings by sector:

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

1168-NLD-8/15/2018

Hanlon Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2018

The Fund’s performance figures* for each periods ended July 31, 2018, compared to its benchmark:

	One Year	Since Inception (a)
Hanlon Managed Income Fund - Class A	(0.79)%	1.19%
Hanlon Managed Income Fund - Class A with load	(6.50)%	(0.87)%
Hanlon Managed Income Fund - Class C	(1.40)%	0.63%
Hanlon Managed Income Fund - Class I	(0.43)%	1.45%
Hanlon Managed Income Fund - Class R	(0.82)%	1.20%
Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index (b)	1.37%	0.70%

Comparison of the Change in Value of a $100,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2017 are 1.88%, 2.63%, 1.63% and 2.03%, for Class A, Class C, Class I and Class R shares, respectively. Hanlon Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2018 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For investments in Class A shares of $1 million or more, there is a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of July 31, 2018

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	76.2%
Collateral For Securities Loaned	39.0%
Money Market Fund	13.8%
Exchange Traded Note - Equity	5.3%
Exchange Traded Funds - Equity	4.9%
Liabilities In Excess of Other Assets	(39.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2018

The Fund’s performance figures* for each periods ended July 31, 2018, compared to its benchmark:

	One Year	Since Inception (a)
Hanlon Tactical Dividend and Momentum Fund - Class A	13.28%	4.04%
Hanlon Tactical Dividend and Momentum Fund - Class A with load	6.79%	1.93%
Hanlon Tactical Dividend and Momentum Fund - Class C	12.29%	3.29%
Hanlon Tactical Dividend and Momentum Fund - Class I	13.53%	4.22%
Hanlon Tactical Dividend and Momentum Fund - Class R	13.03%	3.73%
S&P 500 Total Return Index (b)	16.24%	16.08%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2017 are 1.60%, 2.35%, 1.35% and 1.75% for Class A, Class C, Class I and Class R shares, respectively. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2018 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For investments in Class A shares of $1 million or more, there is a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of July 31, 2018

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Equity	99.7%
Money Market Fund	0.3%
Collateral For Securities Loaned	0.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS
July 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 81.1%
	EQUITY FUNDS - 4.9%
56,337	iShares U.S. Real Estate ETF	$4,577,381
48,454	SPDR Dow Jones REIT ETF	4,567,274
	TOTAL EQUITY FUNDS (Cost - $8,634,983)	9,144,655

	DEBT FUNDS - 76.2%
214,805	iShares iBoxx High Yield Corporate Bond ETF ^	18,499,007
168,637	iShares National Muni Bond ETF ^	18,376,374
82,717	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	8,312,231
390,974	SPDR Blackstone / GSO Senior Loan ETF	18,473,522
341,602	SPDR Bloomberg Barclays Convertible Securities ETF ^	18,166,394
515,664	SPDR Bloomberg Barclays High Yield Bond ETF ^	18,532,964
302,188	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	8,322,258
481,783	VanEck Vectors Fallen Angel High Yield Bond ETF	13,976,525
585,340	VanEck Vectors High-Yield Municipal Index ETF	18,426,503
	TOTAL DEBT FUNDS (Cost - $141,959,939)	141,085,778

	TOTAL EXCHANGE TRADED FUNDS (Cost - $150,594,922)	150,230,433

	EXCHANGE TRADED NOTE - 5.3%
	EQUITY FUND - 5.3%
346,958	JPMorgan Alerian MLP Index ETN ^	9,711,354
	TOTAL EXCHANGE TRADED NOTE (Cost - $8,954,520)

	SHORT-TERM INVESTMENTS - 52.8%
	COLLATERAL FOR SECURITIES LOANED - 39.0%
6,486,728	Dreyfus Government Cash Management, Investor Class 1.78% + (a)	6,486,728
65,650,000	Milestone Treasury Obligations Fund, Institutional Class 1.74% + (a)(b)	65,650,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $72,136,728)	72,136,728

	MONEY MARKET FUND - 13.8%
25,544,834	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 1.75% +	25,544,834
	(Cost - $25,544,834)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $97,681,562)	97,681,562

	TOTAL INVESTMENTS - 139.2% (Cost - $257,231,004)	$257,623,349
	LIABILITIES IN EXCESS OF OTHER ASSETS - (39.2)%	(72,500,743)
	NET ASSETS - 100.0%	$185,122,606

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

MLP - Master Limited Partnership

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $75,149,341.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2018.

(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2018. Total collateral had a value of $72,136,728 at July 31, 2018. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $4,730,302 as of July 31, 2018.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS
July 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.7%
	EQUITY FUNDS - 99.7%
174,289	Consumer Discretionary Select Sector SPDR Fund	$19,393,137
196,532	Consumer Staples Select Sector SPDR Fund ^	10,528,219
123,268	Energy Select Sector SPDR Fund ^	9,506,428
768,127	Financial Select Sector SPDR Fund	21,469,150
248,687	Health Care Select Sector SPDR Fund	22,115,735
196,809	Industrial Select Sector SPDR Fund	15,138,548
51,629	iShares US Technology ETF ^	9,421,776
66,218	Materials Select Sector SPDR Fund	3,955,201
128,792	Real Estate Select Sector SPDR Fund	4,256,576
459,476	Technology Select Sector SPDR Fund	32,586,038
83,786	Utilities Select Sector SPDR Fund ^	4,423,063
	TOTAL EXCHANGE TRADED FUNDS (Cost - $134,238,186)	152,793,871

	SHORT-TERM INVESTMENTS - 0.4%
	COLLATERAL FOR SECURITIES LOANED - 0.1%
117,699	Dreyfus Government Cash Management, Investor Class 1.78% + (a)	117,699
	(Cost - $117,699)

	MONEY MARKET FUND - 0.3%
523,352	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 1.75% +	523,352
	(Cost - $523,352)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $641,051)	641,051

	TOTAL INVESTMENTS - 100.1% (Cost - $134,879,237)	$153,434,922
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(145,881)
	NET ASSETS - 100.0%	$153,289,041

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $9,224,256.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2018.

(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2018. Total collateral had a value of $117,699 at July 31, 2018. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $9,297,248 as of July 31, 2018.

Hanlon Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2018

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
ASSETS
Investment securities:
Investments at cost	$257,231,004	$134,879,237
Investments at value	$257,623,349	$153,434,922
Cash	—	184,395
Securities lending income receivable	65,642	14,189
Dividends and interest receivable	26,333	6,544
Receivable for fund shares sold	18,193	88,205
Prepaid expenses and other assets	47,381	42,131
TOTAL ASSETS	257,780,898	153,770,386

LIABILITIES
Securities lending collateral	72,136,728	117,699
Payable for Fund shares repurchased	236,170	133,224
Investment advisory fees payable	158,745	130,948
Payable to related parties	26,648	16,872
Distribution (12b-1) fees payable	9,411	14,137
Accrued expenses and other liabilities	90,590	68,465
TOTAL LIABILITIES	72,658,292	481,345
NET ASSETS	$185,122,606	$153,289,041

COMPOSITION OF NET ASSETS:
Paid in capital	$204,321,750	$149,855,366
Undistributed net investment income (loss)	—	(54,420)
Accumulated net realized loss from security transactions	(19,591,489)	(15,067,590)
Net unrealized appreciation on investments	392,345	18,555,685
NET ASSETS	$185,122,606	$153,289,041

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$13,072,253	$13,866,635
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,387,049	1,244,108
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.42	$11.15
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$10.00	$11.83

Class C Shares:
Net Assets	$3,106,569	$2,139,511
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	332,048	196,823
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.36	$10.87

Class I Shares:
Net Assets	$156,564,848	$110,151,449
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,698,303	9,997,628
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.38	$11.02

Class R Shares:
Net Assets	$12,378,936	$27,131,446
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,317,550	2,470,792
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.40	$10.98

(a)	For investments in Class A shares of $1 million or more, there is a deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase.

(b)	Class C shares sold within one year of purchases are subject to a contingent deferred sales charge of 1.00% of the original purchase price.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2018

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
INVESTMENT INCOME
Dividends	$12,305,195	$2,879,141
Securities lending income	579,404	76,519
Interest	368,096	45,970
TOTAL INVESTMENT INCOME	13,252,695	3,001,630

EXPENSES
Investment advisory fees	2,692,005	1,692,699
Distribution (12b-1) fees:
Class A	47,433	43,603
Class C	34,371	25,826
Class R	54,529	117,455
Shareholder servicing fees	529,499	242,500
Administration fees	191,241	108,967
Transfer agent fees	153,561	73,499
Accounting services fees	63,494	54,501
Registration fees	44,374	42,369
Legal fees	33,000	31,499
Printing and postage expenses	20,451	12,451
Custodian fees	18,600	9,944
Insurance expense	15,132	8,368
Audit fees	15,068	15,285
Compliance officer fees	14,307	14,713
Trustees’ fees and expenses	10,001	10,002
Other expenses	4,500	4,001
TOTAL EXPENSES	3,941,566	2,507,682

NET INVESTMENT INCOME	9,311,129	493,948

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(8,415,095)	8,125,199
Distributions of realized gains from underlying investment companies	5,609	—
Net change in unrealized appreciation (depreciation) investments	(2,724,147)	12,928,239
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(11,133,633)	21,053,438

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,822,504)	$21,547,386

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2018	July 31, 2017
FROM OPERATIONS
Net investment income	$9,311,129	$18,252,300
Net realized gain (loss) from security transactions	(8,415,095)	8,228,050
Distributions of realized gains from underlying investment companies	5,609	2,991
Net change in unrealized depreciation on investments	(2,724,147)	(19,181,557)
Net increase (decrease) in net assets resulting from operations	(1,822,504)	7,301,784

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(613,430)	(1,644,604)
Class C	(89,689)	(91,599)
Class I	(8,182,181)	(15,825,436)
Class R	(426,870)	(738,158)
From net realized gains:
Class A	—	(604,835)
Class C	—	(39,043)
Class I	—	(5,499,663)
Class R	—	(287,961)
From return of capital:
Class A	(12)	(14,816)
Class C	(3)	(1,206)
Class I	(141)	(136,368)
Class R	(11)	(7,232)
Net decrease in net assets resulting from distributions to shareholders	(9,312,337)	(24,890,921)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,205,235	11,109,503
Class C	2,036,059	1,638,379
Class I	13,965,208	51,746,236
Class R	1,389,092	2,983,264
Net asset value of shares issued in reinvestment of distributions:
Class A	484,348	1,616,785
Class C	72,102	122,531
Class I	687,089	840,848
Class R	426,881	1,033,351
Payments for shares redeemed:
Class A	(19,393,238)	(36,758,515)
Class C	(1,767,002)	(1,058,789)
Class I	(189,057,207)	(197,638,285)
Class R	(6,717,343)	(15,819,818)
Net decrease in net assets resulting from shares of beneficial interest	(195,668,776)	(180,184,510)

TOTAL DECREASE IN NET ASSETS	(206,803,617)	(197,773,647)

NET ASSETS
Beginning of Year	391,926,223	589,699,870
End of Year *	$185,122,606	$391,926,223
* Includes undistributed net investment income of:	$—	$—

SHARE ACTIVITY
Class A:
Shares Sold	230,201	1,107,900
Shares Reinvested	50,422	163,734
Shares Redeemed	(2,009,699)	(3,694,753)
Net decrease in shares of beneficial interest outstanding	(1,729,076)	(2,423,119)

Class C:
Shares Sold	210,801	165,204
Shares Reinvested	7,570	12,506
Shares Redeemed	(184,836)	(108,550)
Net increase in shares of beneficial interest outstanding	33,535	69,160

Class I:
Shares Sold	1,462,125	5,222,547
Shares Reinvested	71,686	85,594
Shares Redeemed	(19,735,300)	(19,973,135)
Net decrease in shares of beneficial interest outstanding	(18,201,489)	(14,664,994)

Class R:
Shares Sold	146,781	301,040
Shares Reinvested	44,655	104,950
Shares Redeemed	(696,907)	(1,583,184)
Net decrease in shares of beneficial interest outstanding	(505,471)	(1,177,194)

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2018	July 31, 2017
FROM OPERATIONS
Net investment income	$493,948	$1,977,482
Net realized gain from security transactions	8,125,199	4,932,943
Net change in unrealized appreciation (depreciation) on investments	12,928,239	(5,701,977)
Net increase in net assets resulting from operations	21,547,386	1,208,448

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(49,326)	—
Class C	—	(22,718)
Class I	(772,336)	(2,233,264)
Class R	(43,699)	(342,497)
From return of capital:
Class A	(2,061)	—
Class I	(13,623)	—
Class R	(3,261)	—
Net decrease in net assets resulting from distributions to shareholders	(884,306)	(2,598,479)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,988,947	6,202,966
Class C	500,546	1,286,483
Class I	20,218,365	22,623,569
Class R	3,123,626	5,154,705
Net asset value of shares issued in reinvestment of distributions:
Class A	48,698	—
Class C	—	21,324
Class I	61,470	97,779
Class R	46,960	342,497
Payments for shares redeemed:
Class A	(11,161,854)	(39,511,716)
Class C	(1,676,532)	(1,149,733)
Class I	(62,527,690)	(172,472,733)
Class R	(13,626,167)	(56,398,024)
Net decrease in net assets resulting from shares of beneficial interest	(63,003,631)	(233,802,883)

TOTAL DECREASE IN NET ASSETS	(42,340,551)	(235,192,914)

NET ASSETS
Beginning of Year	195,629,592	430,822,506
End of Year *	$153,289,041	$195,629,592
* Includes undistributed net investment income (loss) of:	$(54,420)	$316,993

SHARE ACTIVITY
Class A:
Shares Sold	186,571	659,083
Shares Reinvested	4,555	—
Shares Redeemed	(1,054,879)	(4,135,338)
Net decrease in shares of beneficial interest outstanding	(863,753)	(3,476,255)

Class C:
Shares Sold	49,079	137,248
Shares Reinvested	—	2,283
Shares Redeemed	(162,046)	(121,287)
Net increase (decrease) in shares of beneficial interest outstanding	(112,967)	18,244

Class I:
Shares Sold	1,902,923	2,395,020
Shares Reinvested	5,827	10,424
Shares Redeemed	(6,020,441)	(18,461,672)
Net decrease in shares of beneficial interest outstanding	(4,111,691)	(16,056,228)

Class R:
Shares Sold	298,354	554,527
Shares Reinvested	4,455	36,592
Shares Redeemed	(1,321,378)	(6,075,846)
Net decrease in shares of beneficial interest outstanding	(1,018,569)	(5,484,727)

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended		Year Ended		Period Ended
	July 31,		July 31,		July 31,
	2018		2017		2016 (1)
Net asset value, beginning of period	$9.81		$10.15		$10.00

Activity from investment operations:
Net investment income (2)	0.32		0.35		0.22
Net realized and unrealized gain (loss) on investments	(0.40)		(0.21)		0.07
Total from investment operations	(0.08)		0.14		0.29

Less distributions from:
Net investment income	(0.31)		(0.36)		(0.14)
Net realized gains	—		(0.12)		—
Return of capital	(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.31)		(0.48)		(0.14)

Net asset value, end of period	$9.42		$9.81		$10.15

Total return (4)	(0.79)%		1.28%		2.97	% (5)

Net assets, at end of period (000’s)	$13,072		$30,566		$56,249

Ratio of expenses to average net assets (6)	1.67%		1.50%		1.40	% (7)
Ratio of net investment income to average net assets (8)	3.30%		3.47%		2.54	% (7)

Portfolio Turnover Rate	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended		Year Ended		Period Ended
	July 31,		July 31,		July 31,
	2018		2017		2016 (1)
Net asset value, beginning of period	$9.74		$10.09		$10.00

Activity from investment operations:
Net investment income (2)	0.23		0.26		0.22
Net realized and unrealized gain (loss) on investments	(0.37)		(0.20)		0.04
Total from investment operations	(0.14)		0.06		0.26

Less distributions from:
Net investment income	(0.24)		(0.29)		(0.17)
Net realized gains	—		(0.12)		—
Return of capital	(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.24)		(0.41)		(0.17)

Net asset value, end of period	$9.36		$9.74		$10.09

Total return (4)	(1.40)%		0.55%		2.73	% (5)

Net assets, at end of period (000’s)	$3,107		$2,907		$2,315

Ratio of expenses to average net assets (6)	2.42%		2.25%		2.22	% (7)
Ratio of net investment income to average net assets (8)	2.38%		2.58%		2.52	% (7)

Portfolio Turnover Rate	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended		Year Ended		Period Ended
	July 31,		July 31,		July 31,
	2018		2017		2016 (1)
Net asset value, beginning of period	$9.76		$10.10		$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.34		0.37		(0.05	) (3)
Net realized and unrealized gain (loss) on investments	(0.38)		(0.22)		0.35
Total from investment operations	(0.04)		0.15		0.30

Less distributions from:
Net investment income	(0.34)		(0.37)		(0.20)
Net realized gains	—		(0.12)		—
Return of capital	(0.00	) (4)	(0.00	) (4)	—
Total distributions	(0.34)		(0.49)		(0.20)

Net asset value, end of period	$9.38		$9.76		$10.10

Total return (5)	(0.43)%		1.61%		3.05	% (6)

Net assets, at end of period (000’s)	$156,565		$340,624		$500,760

Ratio of expenses to average net assets (7)	1.42%		1.25%		1.36	% (8)
Ratio of net investment income (loss) to average net assets (9)	3.52%		3.72%		(0.48	)% (3,8)

Portfolio Turnover Rate	157%		933%		599	% (6)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Year Ended	Year Ended		Period Ended
	July 31,	July 31,		July 31,
	2018	2017		2016 (1)
Net asset value, beginning of period	$9.78	$10.12		$10.00

Activity from investment operations:
Net investment income (2)	0.29	0.33		0.25
Net realized and unrealized gain (loss) on investments	(0.37)	(0.21)		0.06
Total from investment operations	(0.08)	0.12		0.31

Less distributions from:
Net investment income	(0.30)	(0.34)		(0.19)
Net realized gains	—	(0.12)		—
Return of capital	(0.00)	(0.00	) (3)	—
Total distributions	(0.30)	(0.46)		(0.19)

Net asset value, end of period	$9.40	$9.78		$10.12

Total return (4)	(0.82)%	1.13%		3.20	% (5)

Net assets, at end of period (000’s)	$12,379	$17,829		$30,376

Ratio of expenses to average net assets (6)	1.82%	1.65%		1.67	% (7)
Ratio of net investment income to average net assets (8)	3.03%	3.36%		2.86	% (7)

Portfolio Turnover Rate	157%	933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended		Year Ended	Period Ended
	July 31,		July 31,	July 31,
	2018		2017	2016 (1)
Net asset value, beginning of period	$9.87		$9.58	$10.00

Activity from investment operations:
Net investment income (2)	0.01		0.05	0.06
Net realized and unrealized gain (loss) on investments	1.30		0.24	(0.45)
Total from investment operations	1.31		0.29	(0.39)

Less distributions from:
Net investment income	(0.03)		—	(0.03)
Return of capital	(0.00	) (3)	—	—
Total distributions	(0.03)		—	(0.03)

Net asset value, end of period	$11.15		$9.87	$9.58

Total return (4)	13.28%		3.03%	(3.92	)% (5)

Net assets, at end of period (000’s)	$13,867		$20,812	$53,517

Ratio of expenses to average net assets (6)	1.62%		1.53%	1.40	% (7)
Ratio of net investment income to average net assets (6,8)	0.13%		0.57%	0.75	% (7)

Portfolio Turnover Rate	48%		384%	579	% (5)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,
	2018	2017	2016 (1)
Net asset value, beginning of period	$9.68	$9.53	$10.00

Activity from investment operations:
Net investment loss (2,3)	(0.06)	(0.03)	(0.00	) (4)
Net realized and unrealized gain (loss) on investments	1.25	0.24	(0.44)
Total from investment operations	1.19	0.21	(0.44)

Less distributions from:
Net investment income	—	(0.06)	(0.03)
Total distributions	—	(0.06)	(0.03)

Net asset value, end of period	$10.87	$9.68	$9.53

Total return (5)	12.29%	2.28%	(4.38	)% (6)

Net assets, at end of period (000’s)	$2,140	$2,997	$2,778

Ratio of expenses to average net assets (7)	2.37%	2.28%	2.23	% (8)
Ratio of net investment loss to average net assets (7,9)	(0.61)%	(0.31)%	(0.08	)% (4,8)

Portfolio Turnover Rate	48%	384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended		Year Ended	Period Ended
	July 31,		July 31,	July 31,
	2018		2017	2016 (1)
Net asset value, beginning of period	$9.77		$9.58	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.04		0.07	(0.02	) (3)
Net realized and unrealized gain (loss) on investments	1.28		0.24	(0.37)
Total from investment operations	1.32		0.31	(0.39)

Less distributions from:
Net investment income	(0.07)		(0.12)	(0.03)
Return of capital	(0.00	) (4)	—	—
Total distributions	(0.07)		(0.12)	(0.03)

Net asset value, end of period	$11.02		$9.77	$9.58

Total return (5)	13.53%		3.28%	(3.88	)% (6)

Net assets, at end of period (000’s)	$110,151		$137,869	$289,029

Ratio of expenses to average net assets (7)	1.37%		1.28%	1.44	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	0.39%		0.81%	(0.17	)% (3,8)

Portfolio Turnover Rate	48%		384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Year Ended		Year Ended	Period Ended
	July 31,		July 31,	July 31,
	2018		2017	2016 (1)
Net asset value, beginning of period	$9.73		$9.53	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (3)	0.04	0.05
Net realized and unrealized gain (loss) on investments	1.27		0.23	(0.49)
Total from investment operations	1.27		0.27	(0.44)

Less distributions from:
Net investment income	(0.02)		(0.07)	(0.03)
Return of capital	(0.00	) (3)	—	—
Total distributions	(0.02)		(0.07)	(0.03)

Net asset value, end of period	$10.98		$9.73	$9.53

Total return (4)	13.03%		2.85%	(4.38	)% (5)

Net assets, at end of period (000’s)	$27,131		$33,952	$85,499

Ratio of expenses to average net assets (6)	1.77%		1.68%	1.66	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	(0.03)%		0.45%	0.56	% (7)

Portfolio Turnover Rate	48%		384%	579	% (5)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2018

1.	ORGANIZATION

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund (the “Funds”), are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on September 9, 2015. The investment objective of the Hanlon Managed Income Fund is to provide current income, capital preservation and positive risk-adjusted returns, and the Fund is non-diversified. The investment objective of the Hanlon Tactical Dividend and Momentum Fund is to provide capital appreciation and current income, and the Fund is diversified.

The Funds each offer Class A, Class C, Class I and Class R shares. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of each Fund are offered at net asset value. Investments of more than $1 million in Class A shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Class C shares of each fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities, including U.S. government obligation, (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2018

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$150,230,433	$—	$—	$150,230,433
Exchange Traded Note	9,711,354	—	—	9,711,354
Short-Term Investments	97,681,562	—	—	97,681,562
Total	$257,623,349	$—	$—	$257,623,349

Hanlon Tactical Dividend and Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$152,793,871	$—	$—	$152,793,871
Short-Term Investments	641,051	—	—	641,051
Total	$153,434,922	$—	$—	$153,434,922

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – For the Hanlon Managed Income Fund, dividends from net investment income are declared and distributed monthly, and annually for the Hanlon Tactical Dividend and Momentum Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2016-2017, or expected to be taken in the Funds’ July 31, 2018 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2018

unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Principal Investment Risks – Certain risks of the Funds are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of the risks associated with the Funds’ investments.

Equity Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Fixed Income Securities Risk – The Hanlon Managed Income Fund is subject to fixed income securities risk. When the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expense based upon its pro rata share of the other investment company’s or ETF’s operating expense, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. A Fund also will incur brokerage costs when it purchases and sells ETF’s.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended July 31, 2018 amounted to $381,909,838 and $601,560,996, respectively, for the Hanlon Managed Income Fund and $79,725,119 and $130,831,027, respectively, for the Hanlon Tactical Dividend and Momentum Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Hanlon Investment Management, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. For the year ended July 31, 2018 the Advisor earned advisory fees of $2,692,005 and $1,692,699 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “Waiver Agreement”), until at least November 28, 2018, to ensure that total annual operating expenses of each Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Funds’ average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders. For the year ended July 31, 2018 the Advisor did not waive any fees for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2018

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the year ended July 31, 2018, the Hanlon Managed Income Fund incurred distribution fees of $47,433, $34,371 and $54,529 for Class A, Class C and Class R shares, respectively. For the year ended July 31, 2018 the Hanlon Tactical Dividend and Momentum Fund incurred distribution fees of $43,603, $25,826 and $117,455 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended July 31, 2018, the Distributor received $0 and $25,756 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Managed Income Fund, of which $0 and $5,185 was retained by the principal underwriter for Class A and Class C shares, respectively. During the year ended July 31, 2018, the Distributor received $6,538 and $5,952 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Tactical Dividend and Momentum Fund, of which $951 and $1,144 for Class A and Class C shares, respectively, was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Hanlon Managed Income Fund	$259,053,458	$1,501,622	$(2,931,731)	$(1,430,109)
Hanlon Tactical Dividend and Momentum Fund	$134,899,812	$18,555,685	$(20,575)	$18,535,110

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended July 31, 2018 and July 31, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2018	Income	Capital Gains	Capital	Total
Hanlon Managed Income Fund	$9,312,170	$—	$167	$9,312,337
Hanlon Tactical Dividend and Momentum Fund	865,361	—	18,945	884,306

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2017	Income	Capital Gains	Capital	Total
Hanlon Managed Income Fund	$24,730,852	$447	$159,622	$24,890,921
Hanlon Tactical Dividend and Momentum Fund	2,598,479	—	—	2,598,479

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2018

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hanlon Managed Income Fund	$—	$—	$(11,627,227)	$(6,141,808)	$—	$(1,430,109)	$(19,199,144)
Hanlon Tactical Dividend and Momentum Fund	—	—	(54,420)	(15,047,015)	—	18,535,110	3,433,675

The difference between book basis and tax basis unrealized appreciation/(depreciation), accumulated net investment loss and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Hanlon Tactical Dividend and Momentum Fund incurred and elected to defer such late year losses of $54,420.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Hanlon Managed Income Fund incurred and elected to defer such capital losses of $11,627,227.

At July 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Hanlon Managed Income Fund	$6,092,031	$49,777	$6,141,808	$—
Hanlon Tactical Dividend and Momentum Fund	15,047,015	—	15,047,015	8,151,314

Permanent book and tax differences, primarily attributable to adjustments for tax return updates resulted in reclassifications for the fiscal year ended July 31, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Hanlon Managed Income Fund	$(1,041)	$1,041	$—
Hanlon Tactical Dividend and Momentum Fund	—	—	—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2018 Pershing LLC held 80.40% and 69.40% of the voting securities of the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively, for the benefit of others.

8.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Funds. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2018

At July 31, 2018, each Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management and Milestone Treasury Obligations Fund as shown in the Schedules of Investments. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor. The Funds receive compensation relating to the lending of the Funds’ securities.

The market values of loaned securities and collateral and percentage of total investment income the Funds received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Hanlon Managed Income Fund	$75,149,341	$76,867,030	4.37%
Hanlon Tactical Dividend and Momentum Fund	$9,224,256	$9,414,947	2.57%

		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Hanlon Managed Income Fund
Description of Liability Securities lending collateral	$72,136,728	$—	$72,136,728	(1)	$—

Hanlon Tactical Dividend and Momentum Fund
Description of Liability Securities lending collateral	$117,699	$—	$117,699	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table sets forth the remaining contractual maturity of the collateral held as of July 31, 2018:

	Remaining Contractual Maturity of the Collateral Held as of July 31, 2018
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Managed Income Fund
Dreyfus Government Cash Management	$6,486,728	$—	$—	$—	$6,486,728
Milestone Treasury Obligations Fund	65,650,000	—	—	—	65,650,000
U.S. Government	—	—	102,578	4,627,724	4,730,302
Total securities lending	$72,136,728	$—	$102,578	$4,627,724	$76,867,030

	Remaining Contractual Maturity of the Collateral Held as of July 31, 2018
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Tactical Dividend and Momentum Fund
Dreyfus Government Cash Management	$117,699	$—	$—	$—	$117,699
U.S. Government	—	54,162	711,507	8,531,579	9,297,248
Total securities lending	$117,699	$54,162	$711,507	$8,531,579	$9,414,947

The fair value of the securities loaned for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund totaled $75,149,341 and $9,224,256 at July 31, 2018, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2018

reinvested that totaled $72,136,728 and $117,699 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund at July 31, 2018, respectively. These amounts are offset by a liability recorded as “Securities lending collateral.” At July 31, 2018, the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund had received non-cash collateral of $4,730,302 and $9,297,248, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Grant Thornton LLP 757 Third Ave., 9th Floor New York, NY 10017 T 212.599.0100 F 212-370-4520 www.GrantThornton.com

Board of Trustees of Two Roads Shared Trust

and Shareholders of Hanlon Managed Income Fund

and Hanlon Tactical Dividend and Momentum Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund (two of the funds in the Two Roads Shared Trust) (collectively, the “Funds”) as of July 31, 2018, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended July 31, 2018 and 2017, and financial highlights for the years ended July 31, 2018 and 2017 and for the period from September 9, 2015 (date of commencement of operations) through July 31, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2018, and the results of their operations for the years ended July 31, 2018 and 2017, and the changes in their net assets for the years ended July 31, 2018 and 2017, and their financial highlights for the years ended July 31, 2018 and 2017 and for the period from September 9, 2015 (date of commencement of operations) through July 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

New York, New York

October 1, 2018

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Hanlon Funds
EXPENSE EXAMPLE (Unaudited)
July 31, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 through July 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	2/1/18	7/31/18	Period *	7/31/18	Period *

Hanlon Managed
Income Fund – Class A	1.70%	$1,000.00	$990.40	$ 8.39	$1,016.36	$ 8.50
Hanlon Managed
Income Fund – Class C	2.45%	$1,000.00	$998.10	$ 12.08	$1,012.65	$ 12.23
Hanlon Managed
Income Fund – Class I	1.45%	$1,000.00	$992.90	$ 7.16	$1,017.60	$ 7.25
Hanlon Managed
Income Fund – Class R	1.85%	$1,000.00	$990.60	$ 9.13	$1,015.62	$ 9.25
Hanlon Tactical Dividend and
Momentum Fund – Class A	1.62%	$1,000.00	$990.20	$ 8.10	$1,016.76	$ 8.10
Hanlon Tactical Dividend and
Momentum Fund – Class C	2.37%	$1,000.00	$985.50	$ 11.67	$1,013.04	$ 11.83
Hanlon Tactical Dividend and
Momentum Fund – Class I	1.37%	$1,000.00	$991.00	$ 6.76	$1,018.00	$ 6.85
Hanlon Tactical Dividend and
Momentum Fund – Class R	1.77%	$1,000.00	$988.30	$ 8.73	$1,016.02	$ 8.85

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Hanlon Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2018

Approval of Advisory Agreement Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund

At a meeting held on June 12-13, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between Hanlon Investment Management, Inc. (“Hanlon” or the “Adviser”) and the Trust on behalf of the Hanlon Managed Income Fund (the “Income Fund”) and the Hanlon Tactical Dividend and Momentum Fund (the “TDM Fund” and each a “Hanlon Fund” and together, the “Hanlon Funds”), each a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Hanlon Funds by Hanlon; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; and (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from Hanlon. The Board was also advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding the Board’s responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Hanlon related to the Advisory Agreement with the Trust with respect to each of the Hanlon Funds, including the Advisory Agreement, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Hanlon Funds and their background and experience; a review of the financial condition of Hanlon; Hanlon’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each Hanlon Fund as compared to other mutual funds with similar investment strategies.

In reaching its conclusions with respect to the nature and quality of services to be provided by Hanlon under the Advisory Agreement, the Board considered that Hanlon’s employees have extensive asset management, risk management, operations and compliance experience. The Board took into account that Hanlon had implemented changes to the TDM Fund’s investment strategy, which had resulted in improved performance, and Hanlon’s plans with respect to the Income Fund to address that Fund’s performance. The Board noted that Hanlon had allocated appropriate resources and staff to operate its compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Hanlon had adopted cybersecurity and business continuity policies and procedures, that Hanlon’s risk management and associated policies appeared to be operating effectively and that Hanlon identified and monitored risks. The Board also considered the experience and tenure of key personnel, noting the qualifications of the professional staff. The Board concluded that Hanlon had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by Hanlon to the Hanlon Funds were satisfactory and reliable.

Performance. Among other data, the Board considered each Hanlon Fund’s performance for the one-year and since inception periods ended April 30, 2018 as compared to each Hanlon Fund’s benchmark index and against a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provider. For the Income Fund, the Board considered that the Fund had underperformed the median of its Peer Group and Morningstar category (High Yield Bond) for the one-year and since inception periods. The Board took into account Hanlon’s discussion of the Income Fund’s performance relative to the Peer Group and the Morningstar category, including the differences between the Income Fund’s investment strategy and those of the funds in the Peer Group and Morningstar category due to its tactical nature, which may not always generate returns in line with high yield bond funds. The Board took into account Hanlon’s discussion regarding the Income Fund’s underperformance and its proposed modifications to the Income Fund’s investment strategy in an attempt to improve future returns.

Hanlon Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
July 31, 2018

With respect to the TDM Fund, the Board considered that after changes were made by Hanlon to the Fund’s strategy, the Fund had outperformed the median of its Peer Group and Morningstar category (Tactical Allocation) for the one-year period ended April 30, 2018, and underperformed the median of its Peer Group for the since inception period. The Board concluded that, with respect to the Income Fund, the underperformance was being addressed, and that the overall performance of the TDM Fund was satisfactory.

Fees and Expenses. As to the costs of the services provided by Hanlon, the Board considered a comparison of each Hanlon Fund’s contractual advisory fee and net expense ratios to those of the Peer Group.

The Board noted that the Income Fund’s contractual advisory fee was slightly above the median of its Peer Group. The Board considered that the Income Fund’s net operating expense ratio (Class I shares) was above the median of its Peer Group, but only slightly. The Board also noted that Hanlon had agreed to reimburse expenses to limit net annual operating expenses to 1.70%, 2.45%, 1.45%, and 1.85% of the average net assets (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) of the average net assets of Class A, Class C, Class I, and Class R shares of the Income Fund, respectively.

With respect to the TDM Fund, the Board noted that Hanlon’s contractual advisory fee was equal to the median of the TDM Fund’s Peer Group. The Board also considered that the TDM Fund’s net operating expense ratio (Class I shares) was below the median of the Peer Group, but within a reasonable range. The Board noted that Hanlon has agreed to reimburse expenses to limit net annual operating expenses to 1.70%, 2.45%, 1.45%, and 1.85% (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) of the average net assets of Class A, Class C, Class I, and Class R shares of the TDM Fund, respectively.

In considering the level of the advisory fee with respect to each Fund, the Board also took into account the cost of other accounts managed by Hanlon, if any, that used a similar investment strategy, noting that differences were attributable to the differences in the management of these different kinds of accounts.

Based upon the factors above, the Board concluded that the advisory fee was not unreasonable.

Profitability. The Board considered Hanlon’s profitability and whether these profits were reasonable in light of the services provided to each Hanlon Fund. The Board reviewed a profitability analysis prepared by Hanlon based on current asset levels of each of the Hanlon Funds, and considered the total profits of Hanlon from its relationship with each Hanlon Fund. The Board concluded that Hanlon’s profitability from its relationship with each of the Hanlon Funds, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Hanlon would realize economies of scale with respect to its management of each Hanlon Fund as each Hanlon Fund grew and whether fee levels reflected these economies. The Board noted that the advisory fees did not currently have breakpoints. The Board considered Hanlon’s discussion of each Hanlon Fund’s advisory fee structure. The Board considered the profitability analysis included in the Board Materials, and noted that while expenses of managing each Hanlon Fund as a percentage of assets under management are expected to decrease as each Hanlon Fund’s assets continue to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the Hanlon Funds have achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Hanlon from its association with the Hanlon Funds. The Board noted that Hanlon had identified potential “fall-out” benefits that it may receive including enhanced trading efficiencies from utilizing a pooled investment vehicle as compared to individual client accounts and brand recognition and reputation. The Board considered that these benefits are expected and appeared to be reasonable.

Conclusion. The Board, having requested and received such information from Hanlon as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Hanlon Funds and their shareholders. In considering the proposed Advisory Agreement’s renewal, the Board did not identify any one factor as all important, and each Independent Trustee may have considered different factors as more important.

Hanlon Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2018

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	2	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	2	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	2	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Interim Vice Chancellor for Academic Affairs (since 2018) University of Washington Bothell; Interim Dean (2017- 2018), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law (2010-2014)	2	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of July 31, 2018.

**	As of July 31, 2018, the Trust was comprised of 20 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust for investment purpose.

7/31/18 – Two Roads v3

Hanlon Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2018

Officers of the Trust *

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012–2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of July 31, 2018.

**	As of July 31, 2018, the Trust was comprised of 20 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-828-3212.

7/31/18 – Two Roads v3

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3212 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-828-3212.

INVESTMENT ADVISOR
Hanlon Investment Management, Inc.
3393 Bargaintown Road
Egg Harbor Township, NJ 08234

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for the last two fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2016	2017	2018
Hanlon Managed Income Fund	14,000	14,500	15,500
Hanlon Tactical Dividend and Momentum Fund	14,000	14,500	15,500

(b)	Audit-Related Fees. There were no fees billed in the last fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2016	2017	2018
Hanlon Managed Income Fund	2,000	2,600	2,800
Hanlon Tactical Dividend and Momentum Fund	2,000	2,600	2,800

(d)	All Other Fees. The aggregate fees billed in the last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:
Fiscal years ended July 31, 2016 $0 Fiscal years ended July 31, 2017 $0 Fiscal years ended July 31, 2018 $0

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2017 is disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: 10/8/2018